Stock-Based Compensation (Details) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Feb. 20, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock value	$ 3,000		$ 3,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award vesting Period	3 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award vesting Period	2 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock value				$ 4,277,000
Restricted stock expense	$ 400,000	$ 200,000
Share based compensation expense	$ 100,000